Financial Instruments and Risk Management (Details) - Schedule of Valuation Method of the Company’s Financial Instruments - Level 1 [Member] - CAD ($)	Mar. 31, 2024	Mar. 31, 2023
Financial Instruments and Risk Management (Details) - Schedule of Valuation Method of the Company’s Financial Instruments [Line Items]
Cash	$ 1,704,908	$ 3,664,578
Reclamation deposits	11,000	11,000
Marketable securities	187,425	737,371
Accounts payable and accrued liabilities	236,583	2,434,405
Due to related parties	$ 254,869	$ 384,876